Label	Element	Value
Vident U.S. Bond Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Vident U.S. Bond Strategy ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Vident Core U.S. Bond Strategy ETF (VBND)
(the “Fund”)

December 5, 2022

Supplement to the Summary Prospectus,
Prospectus, and Statement of Additional Information,
each dated December 31, 2021, as previously supplemented

Effective December 31, 2022, the Fund’s name will change to the “Vident U.S. Bond Strategy ETF”. All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the Fund’s previous name are replaced with the new name.

Supplement Closing [Text Block]	ck0001540305_SupplementClosing	Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
Vident U.S. Bond Strategy ETF | Vident U.S. Bond Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VBND